Fair Value of Financial Instruments (Details) - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Assets:
Money market funds	$ 1	[1]	$ 73	[1],[2]	$ 1,159	[2]
Corporate notes and commercial paper			1,078		9,267
Liabilities:
Warrants	1,003		2,079
Level 1 [Member]
Assets:
Money market funds		[1]		[1],[2]	1,159	[2]
Corporate notes and commercial paper
Liabilities:
Warrants
Level 2 [Member]
Assets:
Money market funds		[1]		[1],[2]		[2]
Corporate notes and commercial paper			1,078
Liabilities:
Warrants
Level 3 [Member]
Assets:
Money market funds		[1]		[1],[2]		[2]
Corporate notes and commercial paper
Liabilities:
Warrants	$ 1,003		$ 2,079

[1]	Amounts are included in cash and cash equivalents on the condensed consolidated balance sheets.
[2]	Included in cash and cash equivalents